Unaudited Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Total revenues	$ 8,386,000	$ 4,740,000	$ 32,311,000	$ 19,451,000
COSTS AND EXPENSES
Selling, general and administrative	56,219,000	60,857,000	262,628,000	44,080,000
Depreciation and amortization	3,695,000	2,173,000	11,153,000	6,469,000
Other operating (income) expense	326,000	120,000	2,026,000	103,000
Total costs and expenses	69,922,000	68,111,000	300,514,000	70,725,000
Loss from operations	(61,536,000)	(63,371,000)	(268,203,000)	(51,274,000)
OTHER EXPENSES
Interest expense, net	1,313,000	1,687,000	6,402,000	18,274,000
Other expense, net	0	201,000	712,000	587,000
Change in fair value of warrant liability	(14,700,000)	(88,000)	1,239,000	411,000
Total other expenses	(13,387,000)	1,800,000	8,353,000	19,272,000
LOSS BEFORE INCOME TAXES	(48,149,000)	(65,171,000)	(276,556,000)	(70,546,000)
Income tax expense	0	0	39,000	9,000
NET LOSS	(48,149,000)	(65,171,000)	(276,595,000)	(70,555,000)
OTHER COMPREHENSIVE INCOME
Other comprehensive gain/loss	88,000	0	213,000	0
TOTAL COMPREHENSIVE LOSS	$ (48,061,000)	$ (65,171,000)	$ (276,382,000)	$ (70,555,000)
Weighted-average Common Stock outstanding, diluted (Note 13 - Net Loss Per Share) (in shares)	18,294,483	7,733,885	8,393,797	7,733,885
Accumulated Deficit
OTHER EXPENSES
NET LOSS	$ (48,149,000)	$ (65,171,000)	$ (276,595,000)	$ (70,555,000)
Class A Common Stock
OTHER EXPENSES
NET LOSS	$ (43,027,000)	$ (33,085,000)	$ (242,163,000)	$ (12,199,000)
OTHER COMPREHENSIVE INCOME
Weighted-average Common Stock outstanding, basic (Note 13 - Net Loss Per Share) (in shares)	153,696,945	7,974,872	59,034,393	1,616,740
Weighted-average Common Stock outstanding, diluted (Note 13 - Net Loss Per Share) (in shares)	153,696,945	7,974,872	59,034,393	1,616,740
Net loss per Common Stock, basic (Note 13 - Net Loss Per Share) (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Net loss per Common Stock, diluted (Note 13 - Net Loss Per Share) (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Class B Common Stock
OTHER EXPENSES
NET LOSS	$ (5,122,000)	$ (32,086,000)	$ (34,432,000)	$ (58,356,000)
OTHER COMPREHENSIVE INCOME
Weighted-average Common Stock outstanding, basic (Note 13 - Net Loss Per Share) (in shares)	18,294,483	7,733,885	8,393,797	7,733,885
Weighted-average Common Stock outstanding, diluted (Note 13 - Net Loss Per Share) (in shares)	18,294,483	7,733,885	8,393,797	7,733,885
Net loss per Common Stock, basic (Note 13 - Net Loss Per Share) (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Net loss per Common Stock, diluted (Note 13 - Net Loss Per Share) (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Service
REVENUES
Total revenues	$ 7,974,000	$ 4,231,000	$ 29,881,000	$ 15,720,000
COSTS AND EXPENSES
Costs (exclusive of depreciation and amortization shown below)	9,262,000	4,609,000	23,029,000	17,386,000
Product
REVENUES
Total revenues	275,000	299,000	1,199,000	2,892,000
COSTS AND EXPENSES
Costs (exclusive of depreciation and amortization shown below)	420,000	352,000	1,678,000	2,687,000
Other
REVENUES
Total revenues	$ 137,000	$ 210,000	$ 1,231,000	$ 839,000